Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of provision for doubtful debts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for doubtful debts [Abstract]
As at January 1	$ 2,299,558	$ 1,294,097
Provision provided in the year	2,334,410	1,028,972
Translation adjustment	289,678	(23,481)
As at December 31	$ 4,923,646	$ 2,299,558